Acquisitions Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions			12 Months Ended
		Sep. 30, 2018	Sep. 29, 2018		Sep. 30, 2017
Goodwill [Roll Forward]
Beginning balance		$ 31,269	$ 31,426		$ 27,810
Acquisitions			0		3,600
Dispositions			0		0
Other, net			(157)	[1]	(16)
Segment Recast	[2]	0
Ending balance		31,269	31,269		31,426
Media Networks
Goodwill [Roll Forward]
Beginning balance		19,388	16,325		16,345
Acquisitions			0		0
Dispositions			0		0
Other, net			3,063	[1]	(20)
Segment Recast	[2]	(3,399)
Ending balance		15,989	19,388		16,325
Parks and Resorts
Goodwill [Roll Forward]
Beginning balance		291	291		291
Acquisitions			0		0
Dispositions			0		0
Other, net			0		0
Segment Recast	[2]	(291)
Ending balance		0	291		291
Studio Entertainment
Goodwill [Roll Forward]
Beginning balance		7,164	6,817		6,830
Acquisitions			0		0
Dispositions			0		0
Other, net			347	[1]	(13)
Segment Recast	[2]	(70)
Ending balance		7,094	7,164		6,817
Consumer Products and Interactive
Goodwill [Roll Forward]
Beginning balance		4,426	4,393		4,344
Acquisitions			0		0
Dispositions			0		0
Other, net			33	[1]	49
Segment Recast	[2]	(4,426)
Ending balance		0	4,426		4,393
Parks, Experiences & Consumer Products
Goodwill [Roll Forward]
Beginning balance		0	0		0
Acquisitions			0		0
Dispositions			0		0
Other, net			0		0
Segment Recast	[2]	4,487
Ending balance		4,487	0		0
Direct-to-Consumer & International
Goodwill [Roll Forward]
Beginning balance		0	0		0
Acquisitions			0		0
Dispositions			0		0
Other, net			0		0
Segment Recast	[2]	3,699
Ending balance		3,699	0		0
Unallocated
Goodwill [Roll Forward]
Beginning balance		0	3,600		0
Acquisitions			0		3,600
Dispositions			0		0
Other, net			(3,600)	[1]	0
Segment Recast	[2]	0
Ending balance		$ 0	$ 0		$ 3,600

[1]	Other, net primarily represents the allocation of BAMTech goodwill to segments based on the final purchase price allocation and also includes the impact of updates to our initial estimated fair value of intangible assets related to BAMTech.
[2]	Represents the reallocation of goodwill as a result of the Company recasting its segments as described in Note 1.